Average Annual Total Returns ((Asset Allocation Fund))	0 Months Ended
Jul. 20, 2012
(WFA Asset Allocation Fund - Retail) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Asset Allocation Fund - Retail) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.90%)
5 Years	1.33%
10 Years	4.45%
(WFA Asset Allocation Fund - Retail) | Class A
Average Annual Return:
1 Year	(4.62%)
5 Years	1.09%
10 Years	5.96%
Inception Date of Share Class	Jul. 29, 1996
(WFA Asset Allocation Fund - Retail) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(5.26%)
5 Years	(0.33%)
10 Years	4.66%
Inception Date of Share Class	Jul. 29, 1996
(WFA Asset Allocation Fund - Retail) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(3.00%)
5 Years	0.25%
10 Years	4.53%
Inception Date of Share Class	Jul. 29, 1996
(WFA Asset Allocation Fund - Retail) | Class B
Average Annual Return:
1 Year	(4.49%)
5 Years	1.22%
10 Years	6.06%
Inception Date of Share Class	Oct. 03, 2002
(WFA Asset Allocation Fund - Retail) | Class C
Average Annual Return:
1 Year	(0.57%)
5 Years	1.52%
10 Years	5.83%
Inception Date of Share Class	Oct. 03, 2002
(WFA Asset Allocation Fund - Administrator) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Asset Allocation Fund - Administrator) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.90%)
5 Years	1.33%
10 Years	4.45%
(WFA Asset Allocation Fund - Administrator) | Administrator Class
Average Annual Return:
1 Year	1.41%
5 Years	2.52%
10 Years	6.84%
Inception Date of Share Class	Oct. 03, 2002
(WFA Asset Allocation Fund - Administrator) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	0.71%
5 Years	1.02%
10 Years	5.48%
Inception Date of Share Class	Oct. 03, 2002
(WFA Asset Allocation Fund - Administrator) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.91%
5 Years	1.43%
10 Years	5.29%
Inception Date of Share Class	Oct. 03, 2002
(WFA Asset Allocation Fund - Class R) | MSCI ACWI Index (Net) (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(7.53%)
5 Years	(1.93%)
10 Years	4.24%
(WFA Asset Allocation Fund - Class R) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.84%
5 Years	6.50%
10 Years	5.78%
(WFA Asset Allocation Fund - Class R) | GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(1.90%)
5 Years	1.33%
10 Years	4.45%
(WFA Asset Allocation Fund - Class R) | Class R
Average Annual Return:
1 Year	0.94%
5 Years	2.03%
10 Years	6.34%
Inception Date of Share Class	Oct. 10, 2003